Note 18 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenue:
North America	$102,025	$83,034	$67,823
EMEA	71,635	58,285	42,441
APAC	58,679	50,590	41,269
Total revenue	$232,339	$191,909	$151,533
	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenue:
United States	$100,870	$83,034	$67,823
Germany	30,625	23,574	17,650
Japan	21,348	23,360	17,331
Singapore	21,915	16,580	15,376
	December 31,	December 31,
	2022	2021
	(in thousands)
Property and equipment, net:
United States	$1,279	$923
China	2,982	2,376
Other	1,276	623
Total property and equipment, net	$5,537	$3,922